January 30, 2006




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549



RE:  VANGUARD FLORIDA TAX-FREE FUNDS (THE "TRUST")
     FILE NO.  33-48783
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Commissioners:

Enclosed is the 21st Post-Effective Amendment to the Registration Statement of the Vanguard Florida Tax-Free Funds on Form N-1A. The purposes of this amendment are to: (1) amend the Frequent Trader Policy Disclosure for the Fund; and (2) incorporate a number of non-material editorial changes.

Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on March 31, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(a) filing that will include:
(1) text addressing any SEC staff comments; and (2) updated financial statements for the Trust. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.

Please contact me at (610) 503-2320 with any questions or comments that you have concerning the enclosed Amendment.




Sincerely,





Christopher Wightman
Associate Counsel
The Vanguard Group, Inc.

Enclosures


cc: Christian Sandoe, Esq.
  U.S. Securities and Exchange Commission